NET INCOME (LOSS) PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	$ 32,563,525	$ (2,186,441)	$ 14,690,701
The dilutive effect arising from the convertible bonds	912,009		(2,900,645)
Numerator for diluted net income (loss) per ordinary share	$ 33,475,534	$ (2,186,441)	$ 11,790,056
Weighted average shares used in calculating net income (loss) per ordinary share
Basic	2,325,338,439	2,295,154,791	2,205,186,257
Dilutive effect of convertible bonds	70,164,498		80,459,006
Diluted	2,427,268,831	2,295,154,791	2,335,717,204
Net Income (Loss) Per Ordinary Share [Abstract]
Basic	$ 0.01	$ 0	$ 0.01
Diluted	$ 0.01	$ 0	$ 0.01
Share Options
Weighted average shares used in calculating net income (loss) per ordinary share
Dilutive effect	5,440,751		17,457,965
Restricted Shares Units
Weighted average shares used in calculating net income (loss) per ordinary share
Dilutive effect	26,325,143		32,613,976